UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1236

DWS Balanced Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Balanced Fund

	Shares	Value ($)

Common Stocks 60.0%
Consumer Discretionary 7.3%
Auto Components 0.1%
American Axle & Manufacturing Holdings, Inc.	21,000	436,380
ArvinMeritor, Inc.	40,500	779,625
Sauer-Danfoss, Inc.	18,500	637,140
Tenneco, Inc.*	36,500	848,625

		2,701,770

Automobiles 0.3%
Harley-Davidson, Inc.	73,640	5,027,403
Distributors 0.0%
Building Materials Holding Corp.	34,000	810,220
Core-Mark Holding Co., Inc.*	2,100	65,898

		876,118
Diversified Consumer Services 0.1%
Coinstar, Inc.*	27,800	840,672
Stewart Enterprises, Inc. “A”	6,500	46,215

		886,887
Hotels Restaurants & Leisure 1.1%
Bob Evans Farms, Inc.	12,800	434,816
LIFE TIME FITNESS, Inc.*	9,700	525,740
Luby’s, Inc.*	50,600	547,998
McDonald’s Corp.	240,300	10,657,305
O’Charley’s, Inc.*	20,400	433,296
Papa John’s International, Inc.*	6,600	182,292
Pinnacle Entertainment, Inc.*	26,800	925,404
Starbucks Corp.*	142,810	4,989,781
Triarc Companies, Inc. “B”	30,000	586,500
WMS Industries, Inc.*	10,800	428,328

		19,711,460
Household Durables 0.6%
Blyth, Inc.	46,900	975,051
Fortune Brands, Inc.	59,510	4,982,177
Mohawk Industries, Inc.*	7,700	634,634
Newell Rubbermaid, Inc.	158,100	4,670,274
Snap-on, Inc.	12,400	597,804

		11,859,940
Internet & Catalog Retail 0.0%
Stamps.com, Inc.*	10,200	149,226
Leisure Equipment & Products 0.1%
Oakley, Inc.	41,600	963,456
Media 1.9%
Cablevision Systems Corp. (New York Group) “A”	174,800	5,294,692
Carmike Cinemas, Inc.	8,200	183,188
Catalina Marketing Corp.	11,600	331,180
Liberty Global, Inc. “A”*	74,700	2,245,482
LodgeNet Entertainment Corp.*	10,000	271,900
McGraw-Hill Companies, Inc.	125,890	8,444,701
Mediacom Communications Corp. “A”*	76,300	605,059
Omnicom Group, Inc.	69,240	7,284,048
Scholastic Corp.*	20,200	714,070
Walt Disney Co.	271,900	9,562,723

		34,937,043
Multiline Retail 1.4%
Big Lots, Inc.*	35,700	925,701
Family Dollar Stores, Inc.	110,400	3,576,960
Federated Department Stores, Inc.	131,100	5,439,339
Kohl’s Corp.*	49,390	3,502,245
Nordstrom, Inc.	45,300	2,523,663
Target Corp.	158,600	9,731,696

		25,699,604

Specialty Retail 1.3%
Best Buy Co., Inc.	52,930	2,667,672
Dress Barn, Inc.*	38,600	867,342
DSW, Inc. “A”*	22,700	910,043
Group 1 Automotive, Inc.	21,300	1,128,900
Gymboree Corp.*	21,900	948,051
Hot Topic, Inc.*	44,400	462,204
Lowe’s Companies, Inc.	146,050	4,923,345
New York & Co., Inc.*	62,800	917,508
Payless ShoeSource, Inc.*	29,000	984,550
Select Comfort Corp.*	6,600	121,704
Staples, Inc.	281,680	7,244,810
The Children’s Place Retail Stores, Inc.*	9,700	525,837
The Gap, Inc.	40,900	784,053
The Sherwin-Williams Co.	37,500	2,591,250

		25,077,269
Textiles, Apparel & Luxury Goods 0.4%
Brown Shoe Co., Inc.	19,500	1,059,825
Coach, Inc.*	53,300	2,444,338
Kellwood Co.	10,500	344,400
Liz Claiborne, Inc.	36,300	1,611,720
Maidenform Brands, Inc.*	44,200	884,884
Movado Group, Inc.	7,900	226,730
Perry Ellis International, Inc.*	38,750	1,165,988
Steven Madden Ltd.	8,300	246,676
Xerium Technologies, Inc.	14,000	139,860

		8,124,421
Consumer Staples 5.9%
Beverages 1.0%
Boston Beer Co., Inc. “A”*	3,400	119,510
Diageo PLC	270,780	5,266,810
PepsiCo, Inc.	203,850	13,299,174

		18,685,494
Food & Staples Retailing 1.4%
Central European Distribution Corp.*	1,900	56,031
Pantry, Inc.*	14,400	702,864
Safeway, Inc.	184,600	6,651,138
Shoppers Drug Mart Corp.	57,400	2,453,450
Spartan Stores, Inc.	34,000	804,440
Wal-Mart Stores, Inc.	136,810	6,524,469
Walgreen Co.	196,320	8,893,296

		26,085,688
Food Products 1.7%
ConAgra Foods, Inc.	338,000	8,689,980
Dean Foods Co.*	116,810	5,168,843
Flowers Foods, Inc.	27,800	781,736
General Mills, Inc.	117,300	6,714,252
Groupe Danone	35,831	5,519,977
Kellogg Co.	94,620	4,661,927

		31,536,715
Household Products 1.4%
Colgate-Palmolive Co.	184,640	12,610,912
Kimberly-Clark Corp.	13,500	936,900

Procter & Gamble Co.	203,550	13,204,288

		26,752,100
Personal Products 0.1%
Chattem, Inc.*	10,200	585,888
Elizabeth Arden, Inc.*	23,800	449,820

		1,035,708
Tobacco 0.3%
Alliance One International, Inc.*	36,500	279,955
Reynolds American, Inc.	37,800	2,438,100
UST, Inc.	59,900	3,440,656

		6,158,711
Energy 7.1%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	115,570	7,977,797
Grey Wolf, Inc.*	44,800	305,984
Halliburton Co.	133,420	3,941,227
Hornbeck Offshore Services, Inc.*	26,600	732,032
Matrix Service Co.*	9,400	173,148
Noble Corp.	53,970	4,045,051
Parker Drilling Co.*	61,400	568,564
Pioneer Drilling Co.*	53,400	676,578
Schlumberger Ltd.	158,950	10,091,735
Superior Well Services, Inc.*	6,300	143,262
Transocean, Inc.*	77,380	5,986,891
Trico Marine Services, Inc.*	6,100	198,433

		34,840,702
Oil, Gas & Consumable Fuels 5.3%
Alpha Natural Resources, Inc.*	68,400	922,032
Apache Corp.	41,100	2,999,067
Berry Petroleum Co. “A”	22,500	698,400
Bois d’Arc Energy, Inc.*	18,600	285,696
Brigham Exploration Co.*	85,500	525,825
Callon Petroleum Co.*	56,800	788,384
Chevron Corp.	230,700	16,813,416
Clayton Williams Energy, Inc.*	4,400	142,076
Comstock Resources, Inc.*	30,200	964,890
ConocoPhillips	169,910	11,283,723
Devon Energy Corp.	220,020	15,421,202
Edge Petroleum Corp.*	30,800	456,148
EOG Resources, Inc.	76,030	5,255,954
ExxonMobil Corp.	300,700	22,281,870
Noble Energy, Inc.	41,700	2,227,197
Swift Energy Co.*	19,900	882,366
Tesoro Corp.	56,500	4,655,035
USEC, Inc.*	60,600	821,736
Valero Energy Corp.	73,730	4,002,064
Whiting Petroleum Corp.*	21,100	961,527
XTO Energy, Inc.	118,676	5,989,578

		98,378,186
Financials 12.6%
Capital Markets 2.8%
Apollo Investment Corp.	29,146	647,041
Lehman Brothers Holdings, Inc.	167,030	13,736,547

MCG Capital Corp.	13,200	260,964
Merrill Lynch & Co., Inc.	81,030	7,581,167
Morgan Stanley	142,900	11,830,691
The Goldman Sachs Group, Inc.	63,620	13,497,619
UBS AG (Registered)	63,441	3,968,729
Waddell & Reed Financial, Inc. “A”	21,500	551,905

		52,074,663
Commercial Banks 2.2%
BancFirst Corp.	2,000	97,340
Banner Corp.	3,500	149,940
Center Financial Corp.	13,000	305,630
City Holding Co.	9,000	360,900
CVB Financial Corp.	29,948	374,344
First Community Bancorp.	15,400	820,820
Frontier Financial Corp.	9,100	247,793
Hanmi Financial Corp.	37,100	759,808
Nara Bancorp., Inc.	3,100	60,853
National City Corp.	188,400	7,130,940
Pacific Capital Bancorp.	24,900	795,804
Preferred Bank	1,200	78,456
Prosperity Bancshares, Inc.	2,100	73,500
Sandy Spring Bancorp., Inc.	1,200	43,212
Sterling Bancshares, Inc.	95,650	1,152,582
Sterling Financial Corp.	6,800	225,556
SunTrust Banks, Inc.	29,200	2,426,520
Taylor Capital Group, Inc.	8,800	334,136
Trustmark Corp.	7,500	220,950
United Community Banks, Inc.	3,700	120,842
US Bancorp.	176,000	6,265,600
Wachovia Corp.	198,700	11,226,550
Wells Fargo & Co.	235,400	8,455,568
West Coast Bancorp.	3,200	106,848

		41,834,492
Consumer Finance 0.4%
American Express Co.	78,520	4,571,434
Cash America International, Inc.	22,200	948,162
First Cash Financial Services, Inc.*	33,200	779,536
United PanAm Financial Corp.*	9,400	132,070

		6,431,202
Diversified Financial Services 2.8%
Bank of America Corp.	501,180	26,352,045
Citigroup, Inc.	185,500	10,226,615
JPMorgan Chase & Co.	305,100	15,538,743

		52,117,403
Insurance 2.2%
Aflac, Inc.	111,750	5,320,418
Allstate Corp.	105,300	6,334,848
American International Group, Inc.	30,500	2,087,725
Argonaut Group, Inc.*	19,500	654,030
Assurant, Inc.	23,000	1,278,340
Conseco, Inc.*	23,200	460,520
Genworth Financial, Inc. “A”	190,230	6,639,027
Hartford Financial Services Group, Inc.	78,800	7,478,908
HCC Insurance Holdings, Inc.	95,600	2,985,588

MetLife, Inc.	58,300	3,621,596
Odyssey Re Holdings Corp.	31,700	1,250,565
Protective Life Corp	27,400	1,340,682
Seabright Insurance Holdings*	28,700	516,887
Selective Insurance Group, Inc.	2,000	102,900
Tower Group, Inc.	11,000	369,600
UnumProvident Corp.	16,100	354,200
W.R. Berkley Corp.	33,400	1,105,206

		41,901,040
Real Estate Investment Trusts 1.6%
Alexandria Real Estate Equities, Inc. (REIT)	5,300	574,308
AMB Property Corp. (REIT)	5,800	352,930
American Home Mortgage Investment Corp. (REIT)	13,600	475,184
Apartment Investment & Management Co. “A” (REIT)	15,800	989,554
Archstone-Smith Trust (REIT)	29,700	1,877,337
AvalonBay Communities, Inc. (REIT)	11,600	1,720,976
BioMed Realty Trust, Inc. (REIT)	17,600	525,008
Corporate Office Properties Trust (REIT)	4,200	223,776
Cousins Properties, Inc. (REIT)	10,900	426,626
Crescent Real Estate Equities Co. (REIT)	20,000	401,200
EastGroup Properties, Inc. (REIT)	4,400	240,856
Entertainment Properties Trust (REIT)	1,100	71,346
Equity Lifestyle Properties, Inc. (REIT)	5,200	287,196
First Industrial Realty Trust, Inc. (REIT)	13,600	642,736
Glimcher Realty Trust (REIT)	11,000	310,860
Health Care Property Investors, Inc. (REIT)	33,800	1,394,250
Healthcare Realty Trust, Inc. (REIT)	7,800	330,564
Highwoods Properties, Inc. (REIT)	15,200	664,240
Home Properties, Inc. (REIT)	2,900	186,441
Hospitality Properties Trust (REIT)	20,400	995,520
Host Hotels & Resorts, Inc. (REIT)	43,500	1,151,445
Kimco Realty Corp. (REIT)	20,000	992,000
LaSalle Hotel Properties (REIT)	1,300	61,893
Lexington Realty Trust (REIT)	22,800	485,184
LTC Properties, Inc. (REIT)	1,900	53,580
Mid-America Apartment Communities, Inc. (REIT)	5,200	312,624
National Retail Properties, Inc. (REIT)	17,500	415,625
Nationwide Health Properties, Inc. (REIT)	21,400	713,048
New Century Financial Corp. (REIT)	23,500	711,345
Newcastle Investment Corp. (REIT)	18,300	593,286
OMEGA Healthcare Investors, Inc. (REIT)	8,600	155,918
Parkway Properties, Inc. (REIT)	8,400	460,740
Pennsylvania Real Estate Investment Trust (REIT)	5,800	247,660
Potlatch Corp. (REIT)	12,500	590,125
Public Storage, Inc. (REIT)	12,300	1,337,748
RAIT Investment Trust (REIT)	8,600	321,554
Realty Income Corp. (REIT)	12,900	371,262
Redwood Trust, Inc. (REIT)	7,500	476,700
Senior Housing Properties Trust (REIT)	24,000	624,480
Simon Property Group, Inc. (REIT)	15,300	1,750,167
Sovran Self Storage, Inc. (REIT)	4,800	288,000
Strategic Hotels & Resorts, Inc. (REIT)	15,300	329,256
Sun Communities, Inc. (REIT)	1,200	37,932
Sunstone Hotel Investors, Inc. (REIT)	10,800	305,532
Taubman Centers, Inc. (REIT)	12,700	740,029

Thornburg Mortgage, Inc. (REIT)	29,600	796,240
Urstadt Biddle Properties “A” (REIT)	1,700	33,031
Ventas, Inc. (REIT)	19,900	920,375
Vornado Realty Trust (REIT)	16,500	2,018,775
Washington Real Estate Investment Trust (REIT)	12,900	551,475

		30,537,937
Thrifts & Mortgage Finance 0.6%
BankUnited Financial Corp. “A”	32,600	899,434
Fannie Mae	64,800	3,663,144
First Niagara Financial Group, Inc.	24,000	347,760
FirstFed Financial Corp.*	18,500	1,275,575
Franklin Bank Corp.*	23,700	450,300
Fremont General Corp.	55,000	748,000
NetBank, Inc.	29,300	110,461
Ocwen Financial Corp.*	55,500	781,440
PFF Bancorp., Inc.	23,200	785,784
TierOne Corp.	18,000	542,160
Triad Guaranty, Inc.*	4,000	206,000
WSFS Financial Corp.	5,500	381,645

		10,191,703
Health Care 7.8%
Biotechnology 1.6%
Alkermes, Inc.*	16,500	246,180
Amgen, Inc.*	73,260	5,155,306
Digene Corp.*	14,500	746,025
Genentech, Inc.*	136,000	11,882,320
Gilead Sciences, Inc.*	162,210	10,433,347
OSI Pharmaceuticals, Inc.*	10,200	347,004
Progenics Pharmaceuticals, Inc.*	19,000	569,430

		29,379,612
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	145,520	7,226,523
C.R. Bard, Inc.	55,520	4,581,510
HealthTronics, Inc.*	27,900	179,955
Integra LifeSciences Holdings*	24,400	1,050,420
Medtronic, Inc.	151,360	8,090,192
West Pharmaceutical Services, Inc.	24,700	1,198,691
Zimmer Holdings, Inc.*	92,970	7,829,934

		30,157,225
Health Care Providers & Services 1.4%
Alliance Imaging, Inc.*	92,400	645,876
Apria Healthcare Group, Inc.*	41,500	1,152,455
Centene Corp.*	29,400	732,648
CorVel Corp.*	14,900	702,237
Gentiva Health Services, Inc.*	43,300	857,340
Healthways, Inc.*	20,300	921,823
inVentiv Health, Inc.*	24,800	870,232
Kindred Healthcare, Inc.*	33,200	952,840
LCA-Vision, Inc.	5,500	212,960
LHC Group, Inc.*	3,900	101,517
Magellan Health Services, Inc.*	27,100	1,105,951
McKesson Corp.	111,100	6,193,825
MedCath Corp.*	29,100	833,424

UnitedHealth Group, Inc.	194,460	10,162,480

		25,445,608
Health Care Technology 0.0%
TriZetto Group, Inc.*	19,200	398,208
Vital Images, Inc.*	7,100	238,205

		636,413
Life Sciences Tools & Services 0.1%
Albany Molecular Research, Inc.*	33,800	344,084
Kendle International, Inc.*	16,500	640,860
Pharmanet Development Group, Inc.*	23,800	472,430

		1,457,374
Pharmaceuticals 3.1%
Abbott Laboratories	240,900	12,767,700
Eli Lilly & Co.	53,450	2,892,714
Johnson & Johnson	336,866	22,502,649
K-V Pharmaceutical Co. “A”*	6,600	166,518
Medicines Co.*	25,500	780,810
MGI Pharma, Inc.*	42,200	811,084
Noven Pharmaceuticals, Inc.*	25,900	708,624
Pain Therapeutics, Inc.*	52,800	475,728
Pfizer, Inc.	612,900	16,082,496
Sciele Pharma, Inc.*	30,100	714,875
SuperGen, Inc.*	11,300	58,195
Valeant Pharmaceuticals International	24,400	430,172
ViroPharma, Inc.*	32,500	553,475

		58,945,040
Industrials 6.0%
Aerospace & Defense 1.2%
Honeywell International, Inc.	145,000	6,625,050
Orbital Sciences Corp.*	54,300	926,358
Raytheon Co.	39,100	2,029,290
United Industrial Corp.	19,700	995,047
United Technologies Corp.	174,080	11,840,922

		22,416,667
Air Freight & Logistics 0.4%
ABX Air, Inc.*	46,300	316,229
FedEx Corp.	57,680	6,367,872

		6,684,101
Airlines 0.3%
Alaska Air Group, Inc.*	24,500	1,049,825
AMR Corp.*	88,000	3,260,400
ExpressJet Holdings, Inc.*	43,400	338,954
Republic Airways Holdings, Inc.*	35,000	669,200

		5,318,379
Building Products 0.1%
American Woodmark Corp.	22,500	1,011,600
Commercial Services & Supplies 0.6%
ABM Industries, Inc.	10,100	260,984
Administaff, Inc.	17,500	716,450
Allied Waste Industries, Inc.*	225,000	2,877,750
American Ecology Corp.	28,800	561,888
Casella Waste Systems, Inc. “A”*	2,400	30,000
Clean Harbors, Inc.*	12,500	670,500

Deluxe Corp.	46,400	1,388,288
Huron Consulting Group, Inc.*	2,000	103,700
I, Inc. “A”*	21,600	822,096
John H. Harland Co.	8,800	443,344
Kforce, Inc.*	48,700	694,462
Layne Christensen Co.*	24,200	847,726
McGrath Rentcorp.	2,000	61,260
R. R. Donnelley & Sons Co.	19,400	719,740
Volt Information Sciences, Inc.*	22,950	811,512

		11,009,700
Construction & Engineering 0.2%
EMCOR Group, Inc.*	20,900	1,200,078
Granite Construction, Inc.	21,600	1,156,896
Infrasource Services, Inc.*	35,000	743,750
Perini Corp.*	16,500	498,630

		3,599,354
Electrical Equipment 0.6%
Acuity Brands, Inc.	21,200	1,229,812
Emerson Electric Co.	191,500	8,611,755
II-VI, Inc.*	29,300	880,172

		10,721,739
Industrial Conglomerates 1.0%
General Electric Co.	535,570	19,307,298
Tredegar Corp.	13,100	300,907

		19,608,205
Machinery 1.1%
Accuride Corp.*	81,500	914,430
Caterpillar, Inc.	66,560	4,264,499
Dover Corp.	45,600	2,261,760
Eaton Corp.	91,300	7,153,355
Freightcar America, Inc.	18,500	1,075,035
NACCO Industries, Inc. “A”	500	72,225
PACCAR, Inc.	79,500	5,316,165
Wabtec Corp.	6,600	211,332

		21,268,801
Road & Rail 0.5%
Celadon Group, Inc.*	4,300	72,197
Dollar Thrifty Automotive Group, Inc.*	26,600	1,253,658
Laidlaw International, Inc.	82,300	2,445,133
Marten Transport Ltd.*	10,700	163,817
Ryder System, Inc.	79,600	4,341,384
U.S. Xpress Enterprises, Inc. “A”*	34,900	644,603
USA Truck, Inc.*	44,400	710,844

		9,631,636
Trading Companies & Distributors 0.0%
Electro Rent Corp.*	29,300	459,131
Information Technology 7.8%
Communications Equipment 0.8%
C-COR, Inc.*	63,500	869,315
Cisco Systems, Inc.*	326,430	8,679,774
Dycom Industries, Inc.*	39,300	889,359
InterDigital Communications Corp.*	25,300	877,657

QUALCOMM, Inc.	96,270	3,625,528

		14,941,633
Computers & Peripherals 1.6%
Apple, Inc.*	97,580	8,365,533
EMC Corp.*	388,290	5,432,177
Emulex Corp.*	28,000	497,000
Hewlett-Packard Co.	208,300	9,015,224
International Business Machines Corp.	62,940	6,240,501
Komag, Inc.*	19,400	661,928

		30,212,363
Electronic Equipment & Instruments 0.2%
Itron, Inc.*	5,200	299,728
Littelfuse, Inc.*	7,700	241,703
Mettler-Toledo International, Inc.*	32,300	2,674,440
Newport Corp.*	5,600	111,776
Paxar Corp.*	3,600	79,128

		3,406,775
Internet Software & Services 0.8%
aQuantive, Inc.*	22,300	597,640
DealerTrack Holdings, Inc.*	20,300	562,716
eBay, Inc.*	124,960	4,047,454
Google, Inc. “A”*	7,840	3,930,192
InfoSpace, Inc.*	8,100	188,244
j2 Global Communications, Inc.*	18,300	484,584
RealNetworks, Inc.*	11,100	118,437
Sohu.com, Inc.*	13,000	349,180
United Online, Inc.	4,600	64,584
ValueClick, Inc.*	29,100	742,632
WebEx Communications, Inc.*	13,500	500,580
Websense, Inc.*	20,100	435,165
Yahoo!, Inc.*	125,270	3,546,394

		15,567,802
IT Services 1.0%
Accenture Ltd. “A”	189,240	7,143,810
Convergys Corp.*	14,900	387,996
Covansys Corp.*	29,100	656,787
Fiserv, Inc.*	82,040	4,312,843
infoUSA, Inc.	60,000	720,600
ManTech International Corp. “A”*	19,700	672,164
Paychex, Inc.	111,130	4,446,311
SRA International, Inc. “A”*	3,200	80,960
StarTek, Inc.	24,800	254,448
Sykes Enterprises, Inc.*	7,200	105,192

		18,781,111
Semiconductors & Semiconductor Equipment 1.6%
Actel Corp.*	35,300	630,458
Asyst Technologies, Inc.*	81,900	531,531
Broadcom Corp. “A”*	91,380	2,916,850
Brooks Automation, Inc.*	19,300	268,656
Credence Systems Corp.*	106,900	520,603
Diodes, Inc.*	17,900	656,393
Intel Corp.	239,500	5,019,920
Intevac, Inc.*	20,600	455,466
Linear Technology Corp.	124,550	3,854,822
Micrel, Inc.*	20,600	208,266

MIPS Technologies, Inc.*	65,900	548,288
Novellus Systems, Inc.*	145,400	4,482,682
OmniVision Technologies, Inc.*	47,400	546,996
Photronics, Inc.*	11,800	196,588
RF Micro Devices, Inc.*	100,900	778,948
Supertex, Inc.*	15,400	575,036
Tessera Technologies, Inc.*	23,400	894,816
Texas Instruments, Inc.	198,840	6,201,820
Varian Semiconductor Equipment Associates, Inc.*	19,600	806,540

		30,094,679
Software 1.8%
Adobe Systems, Inc.*	124,550	4,841,259
Ansoft Corp.*	19,200	536,448
Blackbaud, Inc.	28,200	675,954
Electronic Arts, Inc.*	85,950	4,297,500
Hyperion Solutions Corp.*	3,600	151,992
Kronos, Inc.*	18,000	684,000
Manhattan Associates, Inc.*	22,800	639,996
Microsoft Corp.	586,000	18,083,960
MicroStrategy, Inc. “A”*	6,424	780,002
NetScout Systems, Inc.*	15,800	131,930
SPSS, Inc.*	7,500	232,650
Symantec Corp.*	90,100	1,595,671
Ultimate Software Group, Inc.*	29,600	721,648

		33,373,010
Materials 2.0%
Chemicals 1.0%
Air Products & Chemicals, Inc.	25,400	1,896,364
Cabot Corp.	13,600	608,464
Ecolab, Inc.	115,670	5,077,913
FMC Corp.	11,100	864,135
Georgia Gulf Corp.	40,500	842,805
H.B. Fuller Co.	39,900	1,032,213
Lyondell Chemical Co.	189,200	5,982,504
Pioneer Companies, Inc.*	34,100	1,020,954
PolyOne Corp.*	95,800	702,214
Spartech Corp.	39,100	1,095,582
Tronox, Inc. “B”	18,700	266,662

		19,389,810
Containers & Packaging 0.4%
Caraustar Industries, Inc.*	54,500	433,820
Rock-Tenn Co. “A”	35,300	1,155,016
Sonoco Products Co.	166,700	6,417,950

		8,006,786
Metals & Mining 0.4%
AK Steel Holding Corp.*	40,700	856,328
Century Aluminum Co.*	17,400	793,092
Hecla Mining Co.*	48,300	344,379
United States Steel Corp.	54,900	4,583,601

		6,577,400
Paper & Forest Products 0.2%
Buckeye Technologies, Inc.*	62,200	744,534
Deltic Timber Corp.	1,700	90,984

International Paper Co.	53,200	1,792,840
Mercer International, Inc.*	28,700	347,557

		2,975,915
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.6%
Alaska Communications Systems Group, Inc.	56,500	913,040
AT&T, Inc.	319,900	12,037,837
CT Communications, Inc.	38,000	928,340
General Communication, Inc. “A”*	37,300	576,658
Golden Telecom, Inc.	16,800	869,904
Verizon Communications, Inc.	383,100	14,757,012

		30,082,791
Wireless Telecommunication Services 0.2%
Centennial Communications Corp.	79,700	611,299
Dobson Communications Corp. “A”*	66,600	645,354
Syniverse Holdings, Inc.*	7,200	105,696
Telephone & Data Systems, Inc.	20,200	1,130,190
USA Mobility, Inc.	37,200	755,160

		3,247,699
Utilities 1.7%
Electric Utilities 1.1%
ALLETE, Inc.	2,000	96,180
Duke Energy Corp.	560,500	11,036,245
Edison International	43,400	1,952,132
Entergy Corp.	31,900	2,961,915
FirstEnergy Corp.	63,600	3,773,388
Great Plains Energy, Inc.	19,400	607,802
IDACORP, Inc.	6,400	236,480
Otter Tail Corp.	4,500	145,485

		20,809,627
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc.	3,800	98,078
South Jersey Industries, Inc.	11,500	379,960
Southwest Gas Corp.	34,900	1,369,825

		1,847,863
Independent Power Producers & Energy Traders 0.1%
TXU Corp.	39,000	2,109,120
Multi-Utilities 0.4%
Avista Corp.	18,100	455,215
DTE Energy Co.	11,700	542,529
Energy East Corp.	17,200	413,144
NiSource, Inc.	64,700	1,539,860
PG&E Corp.	13,400	625,512
PNM Resources, Inc.	21,400	652,272
Puget Energy, Inc.	25,800	633,648
TECO Energy, Inc.	83,400	1,414,464
Xcel Energy, Inc.	42,300	986,859

		7,263,503

Total Common Stocks (Cost $845,493,691)		1,121,014,813

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 13.6
Consumer Discretionary 2.9%
AAC Group Holding Corp., 12.75%, 10/1/2012 (PIK)	223,299	243,117
Affinia Group, Inc., 9.0%, 11/30/2014	455,000	449,312
AMC Entertainment, Inc., 8.0%, 3/1/2014	695,000	697,606
American Achievement Corp., 8.25%, 4/1/2012	45,000	45,844
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	180,000	172,800
Buffets, Inc., 144A, 12.5%, 11/1/2014	180,000	185,850
Burlington Coat Factory Warehouse Corp., 144A, 11.125%, 4/15/2014	275,000	272,250
Cablevision Systems Corp., Series B, 9.87%**, 4/1/2009	180,000	190,800
Caesars Entertainment, Inc., 8.875%, 9/15/2008	310,000	324,337
Charter Communications Holdings LLC:
8.625%, 4/1/2009	20,000	19,400
9.625%, 11/15/2009	20,000	19,600
10.25%, 9/15/2010	1,469,000	1,525,924
Series B, 10.25%, 9/15/2010	430,000	445,587
11.0%, 10/1/2015	1,379,000	1,423,817
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	665,000	864,433
Comcast Corp., 6.45%, 3/15/2037	1,900,000	1,906,124
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	340,000	273,700
CSC Holdings, Inc.:
7.25%, 7/15/2008	240,000	243,300
7.875%, 12/15/2007	780,000	790,725
Series B, 8.125%, 7/15/2009	105,000	108,806
Series B, 8.125%, 8/15/2009	110,000	113,988
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	2,320,000	2,300,254
Series E, 5.901%**, 10/31/2008	1,165,000	1,170,163
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012	85,000	90,419
Dex Media East LLC/Financial, 12.125%, 11/15/2012	2,451,000	2,696,100
Dillard’s, Inc., 7.15%, 2/1/2007	435,000	435,000
EchoStar DBS Corp.:
6.625%, 10/1/2014	395,000	387,100
7.125%, 2/1/2016	300,000	301,125
Foot Locker, Inc., 8.5%, 1/15/2022	90,000	90,000
Ford Motor Co., 7.45%, 7/16/2031	275,000	223,094
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	1,015,000	949,025
General Motors Corp.:
7.4%, 9/1/2025	250,000	214,375
8.375%, 7/15/2033 (b)	925,000	870,656
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,635,000	1,804,631
Gregg Appliances, Inc., 9.0%, 2/1/2013	175,000	174,781
Hanesbrands, Inc., 144A, 8.735%**, 12/15/2014	230,000	236,325
Harrah’s Operating Co., Inc., 5.625%, 6/1/2015	1,300,000	1,128,378
Hertz Corp.:
8.875%, 1/1/2014	650,000	690,625
10.5%, 1/1/2016	150,000	168,750
Idearc, Inc., 144A, 8.0%, 11/15/2016	1,390,000	1,412,587
ION Media Networks, Inc., 144A, 11.61%**, 1/15/2013	275,000	286,000
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	935,000	923,312
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	495,000	512,325
JC Penney Corp., Inc., 8.0%, 3/1/2010	1,500,000	1,599,198
Lear Corp.:
Series B, 5.75%, 8/1/2014	20,000	17,300

Series B, 8.75%, 12/1/2016		225,000	224,438
Levi Strauss & Co., 10.11%**, 4/1/2012		20,000	20,500
Liberty Media Corp.:
5.7%, 5/15/2013		60,000	56,325
8.25%, 2/1/2030		375,000	370,621
8.5%, 7/15/2029		480,000	485,987
Majestic Star Casino LLC, 9.5%, 10/15/2010		50,000	52,250
Mediacom Broadband LLC, 8.5%, 10/15/2015		20,000	20,250
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		135,000	141,413
Metaldyne Corp.:
10.0%, 11/1/2013		215,000	215,000
11.0%, 6/15/2012		95,000	89,300
MGM MIRAGE:
6.75%, 9/1/2012		115,000	114,138
8.375%, 2/1/2011		245,000	257,556
9.75%, 6/1/2007		435,000	439,894
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		470,000	493,500
NCL Corp., 10.625%, 7/15/2014		95,000	96,663
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		740,000	651,200
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		285,000	301,388
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		125,000	137,188
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		1,710,000	1,761,300
PRIMEDIA, Inc., 8.875%, 5/15/2011		320,000	326,400
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		1,655,000	1,708,787
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012		330,000	339,075
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		630,000	626,850
Six Flags, Inc., 9.75%, 4/15/2013 (b)		495,000	478,294
Station Casinos, Inc., 6.5%, 2/1/2014		365,000	332,150
TCI Communications, Inc., 8.75%, 8/1/2015		1,638,000	1,934,216
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		300,000	310,500
Time Warner, Inc., 5.875%, 11/15/2016		2,300,000	2,294,855
Travelport, Inc., 144A, 9.994%**, 9/1/2014		230,000	234,888
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		1,175,000	1,163,250
TRW Automotive, Inc.:
11.0%, 2/15/2013		1,205,000	1,319,475
11.75%, 2/15/2013	EUR	235,000	341,510
United Auto Group, Inc.:
144A, 7.75%, 12/15/2016		600,000	603,000
9.625%, 3/15/2012		1,115,000	1,170,750
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		200,000	203,250
Wyndham Worldwide Corp., 144A, 6.0%, 12/1/2016		2,485,000	2,450,409
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		1,195,000	1,200,975
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		1,740,000	1,583,400

			53,549,788
Consumer Staples 0.5%
CVS Corp., 5.75%, 8/15/2011		2,455,000	2,480,235
Del Laboratories, Inc., 8.0%, 2/1/2012		245,000	232,138
Delhaize America, Inc.:
8.05%, 4/15/2027		90,000	95,334
9.0%, 4/15/2031		1,245,000	1,482,729
General Mills, Inc., 5.7%, 2/15/2017		2,725,000	2,716,574
GNC Parent Corp., 144A, 12.14%**, 12/1/2011 (PIK)		320,000	326,400
Harry & David Holdings, Inc., 10.369%**, 3/1/2012		255,000	257,550
North Atlantic Trading Co., 9.25%, 3/1/2012		600,000	526,500
Pilgrim’s Pride Corp.:
7.625%, 5/1/2015		230,000	227,700

8.375%, 5/1/2017	140,000	137,900
Sbarro, Inc., 144A, 10.375%, 2/1/2015	165,000	168,300
Viskase Co., Inc., 11.5%, 6/15/2011	1,425,000	1,439,250

		10,090,610
Energy 0.7%
Belden & Blake Corp., 8.75%, 7/15/2012	1,201,000	1,225,020
Chaparral Energy, Inc., 8.5%, 12/1/2015	330,000	325,875
Chesapeake Energy Corp.:
6.25%, 1/15/2018	300,000	282,375
6.875%, 1/15/2016	840,000	831,600
7.75%, 1/15/2015	115,000	117,875
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	410,000	415,125
Delta Petroleum Corp., 7.0%, 4/1/2015	745,000	677,950
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	750,000	727,500
8.375%, 5/1/2016	595,000	629,212
El Paso Production Holding Corp., 7.75%, 6/1/2013	520,000	538,200
Frontier Oil Corp., 6.625%, 10/1/2011	195,000	192,563
Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017	1,084,000	1,087,213
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	245,000	232,750
Peabody Energy Corp., 7.375%, 11/1/2016	180,000	187,650
Quicksilver Resources, Inc., 7.125%, 4/1/2016	170,000	165,325
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	100,000	98,125
144A, 7.5%, 11/30/2016	215,000	211,238
Southern Natural Gas, 8.875%, 3/15/2010	1,010,000	1,058,117
Stone Energy Corp.:
6.75%, 12/15/2014	790,000	726,800
144A, 8.11%**, 7/15/2010	795,000	794,006
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	230,000	255,917
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	440,000	423,500
Williams Companies, Inc.:
8.125%, 3/15/2012	1,715,000	1,845,769
8.75%, 3/15/2032	800,000	910,000
Williams Partners LP, 144A, 7.25%, 2/1/2017	230,000	236,325

		14,196,030
Financials 4.6%
AGFC Capital Trust I, 144A, 6.0%, 1/15/2067	1,310,000	1,302,785
Alamosa Delaware, Inc., 11.0%, 7/31/2010	375,000	403,044
Ashton Woods USA LLC, 9.5%, 10/1/2015	695,000	667,200
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	90,000	99,450
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	135,000	137,194
Capital One III, 7.686%, 8/15/2036 (b)	4,550,000	5,120,729
CIT Group, Inc., 6.1%, 3/15/2067	1,060,000	1,057,229
Citadel Finance Ltd., 144A, 6.25%, 12/15/2011	2,500,000	2,453,385
I Financial Corp., 6.5%, 8/15/2016	1,105,000	1,144,001
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,940,000	3,527,632
Duke Realty LP, 5.95%, 2/15/2017	3,750,000	3,800,122
E*TRADE Financial Corp.:
7.375%, 9/15/2013	245,000	254,188
7.875%, 12/1/2015	190,000	203,300
8.0%, 6/15/2011	415,000	433,156
Ford Motor Credit Co.:
7.25%, 10/25/2011	1,835,000	1,790,795
7.375%, 10/28/2009	3,495,000	3,517,144

7.875%, 6/15/2010	880,000	892,921
8.0%, 12/15/2016	125,000	122,734
8.11%**, 1/13/2012	220,000	220,904
GMAC LLC:
4.375%, 12/10/2007	403,000	397,490
6.125%, 2/1/2007 (b)	2,856,000	2,856,000
6.125%, 8/28/2007	2,975,000	2,975,827
6.15%, 4/5/2007	285,000	285,119
6.875%, 9/15/2011	3,880,000	3,937,684
8.0%, 11/1/2031	1,703,000	1,916,912
Health Care Property Investors, Inc. (REIT):
5.65%, 12/15/2013	3,635,000	3,563,398
5.95%, 9/15/2011	880,000	883,632
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	180,000	188,100
iPayment, Inc., 9.75%, 5/15/2014	255,000	262,650
John Deere Capital Corp., 5.1%, 1/15/2013	3,000,000	2,931,162
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	1,784,000	1,717,471
Manufacturers & Traders Trust Co., 5.629%, 12/1/2021	3,750,000	3,662,707
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	3,025,000	2,988,098
6.22%, 9/15/2026	1,150,000	1,167,879
MetLife, Inc., 6.4%, 12/15/2036	2,010,000	2,013,797
PNC Preferred Funding Trust, 144A, 6.517%, 12/31/2049 (b)	1,500,000	1,539,354
Popular North America, Inc., Series E, 3.875%, 10/1/2008	3,000,000	2,923,845
Poster Financial Group, Inc., 8.75%, 12/1/2011	860,000	894,400
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	985,000	1,071,188
Residential Capital LLC, 6.375%, 6/30/2010	4,870,000	4,910,664
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	455,000	466,944
Simon Property Group LP (REIT):
5.25%, 12/1/2016	2,995,000	2,898,896
6.1%, 5/1/2016	1,800,000	1,860,109
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	365,000	350,400
UCI Holdco., Inc., 144A, 12.365%**, 12/15/2013 (PIK)	275,000	268,813
Universal City Development, 11.75%, 4/1/2010	1,130,000	1,204,863
USB Realty Corp., 144A, 6.091%, 12/22/2049 (b)	3,515,000	3,526,322
Verizon Global Funding Corp.:
6.875%, 6/15/2012	1,500,000	1,596,796
7.75%, 12/1/2030	440,000	511,757
Washington Mutual Preferred Funding II, 144A, 6.665%, 12/31/2049	2,100,000	2,130,555
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	460,000	457,125

		85,507,870
Health Care 0.3%
Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	930,000	939,300
HCA, Inc.:
6.5%, 2/15/2016	240,000	202,200
144A, 9.125%, 11/15/2014	360,000	382,950
144A, 9.25%, 11/15/2016	810,000	860,625
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	560,000	615,300
144A, 11.354%**, 6/15/2014	85,000	93,394
Tenet Healthcare Corp., 9.25%, 2/1/2015 (b)	1,140,000	1,137,150
Wyeth, 6.5%, 2/1/2034	1,200,000	1,294,909

		5,525,828
Industrials 1.1%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	325,000	337,188

Allied Security Escrow Corp., 11.375%, 7/15/2011	390,000	399,750
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	883,000	934,876
American Color Graphics, 10.0%, 6/15/2010	435,000	330,600
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	275,000	281,531
144A, 8.86%**, 2/1/2015	140,000	142,800
Baldor Electric Co., 8.625%, 2/15/2017	230,000	237,475
Browning-Ferris Industries:
7.4%, 9/15/2035	750,000	712,500
9.25%, 5/1/2021	420,000	445,200
Burlington Northern Santa Fe Corp., 6.2%, 8/15/2036	1,350,000	1,359,108
Case New Holland, Inc., 9.25%, 8/1/2011	250,000	265,000
Cenveo Corp., 7.875%, 12/1/2013	580,000	561,150
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	820,000	838,450
Congoleum Corp., 8.625%, 8/1/2008 *	572,000	551,980
DRS Technologies, Inc.:
6.625%, 2/1/2016	110,000	108,900
7.625%, 2/1/2018	545,000	554,538
Education Management LLC, 8.75%, 6/1/2014	220,000	231,000
Esco Corp.:
144A, 8.625%, 12/15/2013	460,000	473,800
144A, 9.235%**, 12/15/2013	250,000	255,625
Iron Mountain, Inc., 8.75%, 7/15/2018	175,000	185,500
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	810,000	757,350
8.875%, 4/1/2012 (b)	885,000	904,930
Kansas City Southern:
7.5%, 6/15/2009	165,000	167,269
9.5%, 10/1/2008	1,575,000	1,649,812
Millennium America, Inc., 9.25%, 6/15/2008	350,000	364,000
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	415,000	436,788
Owens Corning, Inc., 144A, 7.0%, 12/1/2036	2,203,000	2,230,128
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	135,000	143,100
R. R. Donnelley & Sons Co., 6.125%, 1/15/2017	1,769,000	1,764,310
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	80,000	90,000
RBS Global & Rexnord Corp., 144A, 9.5%, 8/1/2014	280,000	289,800
Riverdeep Bank, 11.064%, 12/15/2007	505,000	505,631
Ship Finance International Ltd., 8.5%, 12/15/2013	220,000	221,650
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	640,000	678,400
Titan International, Inc., 144A, 8.0%, 1/15/2012	695,000	698,475
TransDigm, Inc., 144A, 7.75%, 7/15/2014	140,000	142,800
Tube City IMS Corp., 9.291%, ½/2014	100,000	100,000
Xerox Capital Trust I, 8.0%, 2/1/2027	195,000	198,900

		20,550,314
Information Technology 0.4%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	185,000	186,388
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	225,000	223,875
L-3 Communications Corp.:
5.875%, 1/15/2015	1,005,000	952,237
Series B, 6.375%, 10/15/2015	345,000	334,219
Lucent Technologies, Inc., 6.45%, 3/15/2029	1,465,000	1,333,150
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	655,000	623,887
SunGard Data Systems, Inc., 10.25%, 8/15/2015	835,000	897,625
UGS Corp., 10.0%, 6/1/2012	765,000	837,675
Unisys Corp., 7.875%, 4/1/2008	1,360,000	1,360,000

		6,749,056

Materials 1.1%
ARCO Chemical Co., 9.8%, 2/1/2020	2,230,000	2,564,500
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	220,000	161,150
Chemtura Corp., 6.875%, 6/1/2016	430,000	417,100
Constar International, Inc., 11.0%, 12/1/2012	105,000	99,750
CPG International I, Inc.:
10.5%, 7/1/2013	755,000	787,087
12.117%**, 7/1/2012	280,000	289,800
Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	900,000	783,000
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014	250,000	217,500
Equistar Chemical Funding, 10.625%, 5/1/2011	535,000	567,100
Exopack Holding Corp., 11.25%, 2/1/2014	755,000	807,850
GEO Specialty Chemicals, Inc., 144A, 13.36%**, 12/31/2009	1,462,000	1,206,150
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	160,000	159,200
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	230,000	226,550
Greif, Inc., 8.875%, 8/1/2012	385,000	406,175
Hexcel Corp., 6.75%, 2/1/2015	955,000	933,512
Huntsman LLC, 11.625%, 10/15/2010	1,160,000	1,264,400
International Coal Group, Inc., 10.25%, 7/15/2014	300,000	295,500
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	630,000	511,875
Lyondell Chemical Co., 10.5%, 6/1/2013	155,000	171,081
Massey Energy Co.:
6.625%, 11/15/2010	635,000	631,825
6.875%, 12/15/2013	320,000	296,000
Metals USA Holding Corp., 144A, 11.365%**, 1/15/2012 (PIK)	325,000	317,688
Momentive Performance, 144A, 9.75%, 12/1/2014	370,000	379,250
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	1,169,000	1,063,790
Neenah Foundry Co.:
144A, 9.5%, 1/1/2017	320,000	324,800
144A, 13.0%, 9/30/2013	137,000	137,000
NewMarket Corp., 144A, 7.125%, 12/15/2016	550,000	545,875
OM Group, Inc., 9.25%, 12/15/2011	355,000	368,756
Omnova Solutions, Inc., 11.25%, 6/1/2010	1,225,000	1,312,281
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	824,374	12,366
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Radnor Holdings Corp., 11.0%, 3/15/2010 *	120,000	450
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	177,000	188,284
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	950,000	935,750
The Mosaic Co., 144A, 7.375%, 12/1/2014	420,000	425,250
TriMas Corp., 9.875%, 6/15/2012	615,000	616,538
United States Steel Corp., 9.75%, 5/15/2010	449,000	474,818
Witco Corp., 6.875%, 2/1/2026	180,000	154,800
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	400,000	340,000

		20,394,812
Telecommunication Services 0.7%
American Cellular Corp., Series B, 10.0%, 8/1/2011	345,000	365,700
AT&T, Inc., 6.15%, 9/15/2034	1,500,000	1,473,492
Centennial Communications Corp., 10.0%, 1/1/2013	550,000	589,875
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	1,005,000	1,045,200
8.375%, 1/15/2014	730,000	748,250
Dobson Cellular Systems, 9.875%, 11/1/2012	345,000	375,619
Dobson Communications Corp., 8.875%, 10/1/2013 (b)	330,000	340,725
Insight Midwest LP, 9.75%, 10/1/2009	75,000	76,312

Intelsat Corp., 144A, 9.0%, 6/15/2016	165,000	179,644
MasTec, Inc., 144A, 7.625%, 2/1/2017	325,000	326,625
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	340,000	353,600
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,335,000	1,368,181
Qwest Corp., 7.25%, 9/15/2025	680,000	695,300
Rural Cellular Corp., 9.875%, 2/1/2010	410,000	434,600
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	490,000	499,800
Ubiquitel Operating Co., 9.875%, 3/1/2011	290,000	311,786
US Unwired, Inc., Series B, 10.0%, 6/15/2012	515,000	562,887
Verizon New Jersey, Inc., Series A, 5.875%, 1/17/2012	2,585,000	2,613,269
Windstream Corp., 8.625%, 8/1/2016	20,000	21,825

		12,382,690
Utilities 1.3%
AES Corp., 144A, 8.75%, 5/15/2013	2,620,000	2,793,575
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,740,000	1,896,600
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	3,000,000	2,992,266
CMS Energy Corp., 8.5%, 4/15/2011	1,575,000	1,704,937
Consumers Energy Co., Series F, 4.0%, 5/15/2010	1,820,000	1,738,273
Dominion Resources, Inc.:
Series A, 5.6%, 11/15/2016	2,305,000	2,283,598
Series E, 7.195%, 9/15/2014	2,000,000	2,181,876
DPL, Inc., 6.875%, 9/1/2011	1,500,000	1,571,945
Mirant Americas Generation LLC, 8.3%, 5/1/2011	170,000	173,400
Mirant North America LLC, 7.375%, 12/31/2013	170,000	173,400
Mission Energy Holding Co., 13.5%, 7/15/2008	2,190,000	2,400,787
NRG Energy, Inc.:
7.25%, 2/1/2014	745,000	746,863
7.375%, 2/1/2016	1,525,000	1,526,906
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,855,000	2,017,312
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	480,000	481,200
Sierra Pacific Resources:
6.75%, 8/15/2017	525,000	526,003
8.625%, 3/15/2014	96,000	103,513

		25,312,454

Total Corporate Bonds (Cost $251,974,066)		254,259,452
Foreign Bonds – US$ Denominated 2.1%
Consumer Discretionary 0.3%
Dollarama Group LP, 144A, 11.12%**, 8/15/2012	230,000	229,138
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	838,000	892,470
Kabel Deutschland GmbH, 10.625%, 7/1/2014	155,000	173,019
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	230,000	240,062
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	1,272,000	1,387,485
Shaw Communications, Inc., 8.25%, 4/11/2010	295,000	313,437
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	1,165,000	1,054,325
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	148,500
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	95,000	95,950
144A, 9.125%, 2/1/2017	280,000	282,800
Series A, 11.75%, 11/1/2013	105,000	117,600

		4,934,786
Energy 0.3%
GAZ Capital SA, 144A, 6.212%, 11/22/2016	3,180,000	3,137,070

OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	275,000	287,375
Pemex Project Funding Master Trust, 5.75%, 12/15/2015	2,250,000	2,193,750
Secunda International Ltd., 13.36%**, 9/1/2012	380,000	396,150

		6,014,345
Financials 0.3%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,195,000	1,374,250
Doral Financial Corp., 6.19%**, 7/20/2007	375,000	360,003
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	265,000	245,787
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	290,000	267,525
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049	990,000	991,447
Xstrata Finance Canada, 144A, 5.8%, 11/15/2016	2,420,000	2,404,798

		5,643,810
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	705,000	719,981
Industrials 0.2%
Bombardier, Inc., 144A, 8.0%, 11/15/2014	125,000	129,063
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	610,000	611,525
9.375%, 5/1/2012	560,000	597,800
12.5%, 6/15/2012	512,000	552,960
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014	320,000	325,600
Stena AB, 9.625%, 12/1/2012	220,000	236,775
Tyco International Group SA, 6.375%, 10/15/2011	1,500,000	1,574,347

		4,028,070
Information Technology 0.0%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	425,000	423,938
Materials 0.4%
Cascades, Inc., 7.25%, 2/15/2013	676,000	677,690
ISPAT Inland ULC, 9.75%, 4/1/2014	850,000	948,146
Novelis, Inc., 7.25%, 2/15/2015	895,000	917,375
Rhodia SA:
8.875%, 6/1/2011	295,000	309,750
10.25%, 6/1/2010	300,000	342,000
Tembec Industries, Inc., 8.625%, 6/30/2009	305,000	254,675
Vale Overseas Ltd., 6.875%, 11/21/2036	3,090,000	3,144,882

		6,594,518
Sovereign Bonds 0.1%
Federative Republic of Brazil, 8.875%, 10/14/2019	285,000	346,275
Republic of Argentina, 5.59%**, 8/3/2012 (PIK)	431,250	398,242

		744,517
Telecommunication Services 0.5%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	865,000	839,050
Embratel, Series B, 11.0%, 12/15/2008	100,000	109,000
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	50,000	48,750
Intelsat Bermuda Ltd.:
144A, 8.872%**, 1/15/2015	45,000	45,788
144A, 11.25%, 6/15/2016	435,000	491,550
Intelsat Ltd., 5.25%, 11/1/2008	440,000	429,000
Millicom International Cellular SA, 10.0%, 12/1/2013	375,000	411,094
Mobifon Holdings BV, 12.5%, 7/31/2010	988,000	1,079,390
Nortel Networks Ltd.:

	144A, 9.61%**, 7/15/2011	880,000	935,000
	144A, 10.125%, 7/15/2013	395,000	432,525
	144A, 10.75%, 7/15/2016	320,000	353,600
	NTL Cable PLC, 8.75%, 4/15/2014	660,000	684,750
	Stratos Global Corp., 9.875%, 2/15/2013	515,000	505,987
	Telecom Italia Capital, 4.95%, 9/30/2014	1,430,000	1,317,017
	Telefonica Emisiones SAU, 6.421%, 6/20/2016	2,145,000	2,219,103

			9,901,604

Total Foreign Bonds – US$ Denominated (Cost $38,692,825)			39,005,569
	Foreign Bonds – Non US$ Denominated 0.1%
Consumer Discretionary 0.1%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	185,000	238,106
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	205,000	283,886
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	420,000	539,195

			1,061,187
Financials 0.0%
	CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	230,000	306,141
144A, 10.0%, 12/1/2016	EUR	135,000	186,509
Hellas Telecom V, 144A, 7.257%**, 10/15/2012	EUR	100,000	133,756
Ono Finance II, 144A, 8.0%, 5/16/2014	EUR	200,000	272,074

			898,480
Materials 0.0%
Rhodia SA, 144A, 6.507%**, 10/15/2013	EUR	270,000	357,570
Sovereign Bonds 0.0%
Republic of Argentina, 7.82%, 12/31/2033, (PIK)	EUR	338,545	464,408

Total Foreign Bonds – Non US$ Denominated (Cost $2,594,632)			2,781,645
	Asset Backed 0.9%
Automobile Receivables 0.3%
	Capital Auto Receivables Asset Trust, “B”, Series 2006-1, 5.26%, 10/15/2010	1,643,000	1,634,911
	Hertz Vehicle Financing LLC, “A6”, Series 2005-2A, 144A, 5.08%, 11/25/2011	4,005,000	3,959,526
	MMCA Automobile Trust, “B”, Series 2002-2, 4.67%, 3/15/2010	61,355	61,296

			5,655,733
Home Equity Loans 0.6%
	Countrywide Asset-Backed Certificates, “1AF2”, Series 2005-17, 5.363%, 5/25/2036	2,066,000	2,054,221
	Credit-Based Asset Servicing and Securitization, “AF2”, Series 2006-CB2, 5.501%, 12/25/2036	4,839,000	4,818,612
	DB Master Finance LLC, “A2”, Series 2006-1, 144A, 5.779%, 6/20/2031	3,797,000	3,842,845

			10,715,678

Total Asset Backed (Cost $16,409,454)			16,371,411
		Shares	Value ($)

	Warrants 0.0%
Information Technology 0.0%
MicroStrategy, Inc., Expiration 6/24/2007*		106	11
Materials 0.0%
Dayton Superior Corp., Expiration 6/15/2009 144A*		15	0

Total Warrants (Cost $0)			11

Preferred Stocks 0.1%
Financials
Farm Credit Bank of Texas, Series 1, 7.561% (Cost $961,003)	889,000	941,949
Convertible Preferred Stocks 0.0%
ION Media Networks, Inc. 144A, 9.75%, (PIK) (Cost $173,575)	25	113,750
	Principal Amount ($)(a)	Value ($)

US Government Agency Sponsored Pass-Throughs 3.2%
Federal Home Loan Bank, 6.0%, 11/1/2021	1,618,034	1,636,477
Federal Home Loan Mortgage Corp.:
5.799%**, 10/1/2036	7,352,580	7,392,242
5.901%**, 9/1/2036	7,869,244	7,945,089
5.904%**, 11/1/2036	7,410,034	7,480,535
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2018 until 11/1/2028 (b)	5,705,330	5,417,312
5.5%, 11/1/2020	8,229,293	8,196,130
5.997%**, 12/1/2036	19,648,724	19,852,886
6.5%, with various maturities from 4/1/2017 until 6/1/2017	1,152,060	1,178,079
8.0%, 9/1/2015	832,893	871,268

Total US Government Agency Sponsored Pass-Throughs (Cost $60,096,496)		59,970,018
Commercial and Non-Agency Mortgage-Backed Securities 10.6%
Adjustable Rate Mortgage Trust, “3A31”, Series 2005-10, 5.423%**, 1/25/2036	3,015,000	2,971,411
Banc of America Mortgage Securities, “2A6”, Series 2004-G, 4.657%, 8/25/2034	6,600,000	6,495,598
Bear Stearns Commercial Mortgage Securities, “A3”, Series 2006-T24, 5.531%, 10/12/2041	5,200,000	5,209,260
Citicorp Mortgage Securities, Inc., “2A1”, Series 2006-5, 5.5%, 10/25/2021	21,942,674	21,799,195
Citigroup Commercial Mortgage Trust, “A5”, Series 2004-C2, 4.733%, 10/15/2041	6,000,000	5,717,111
Citigroup Mortgage Loan Trust, Inc., “1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	945,001	960,369
Countrywide Alternative Loan Trust:
“A1”, Series 2004-1T1, 5.0%, 2/25/2034	2,228,964	2,193,866
“1A5”, Series 2003-J1, 5.25%, 10/25/2033	1,884,743	1,868,801
“A8”, Series 2005-J14, 5.5%, 12/25/2035	10,000,000	9,592,989
“4A3”, Series 2005-43, 5.742%**, 10/25/2035	4,131,944	4,091,310
“1A4”, Series 2006-43CB, 6.0%, 2/25/2037	4,261,022	4,265,349
“3A5”, Series 2005-28CB, 6.0%, 8/25/2035	5,150,148	5,178,461
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	2,019,378	2,016,242
CS First Boston Mortgage Securities Corp.:
“A3”, Series 2005-C5, 5.1%, 8/15/2038	6,000,000	5,888,908
“A4”, Series 2001-CP4, 6.18%, 12/15/2035	6,000,000	6,158,934
DLJ Mortgage Acceptance Corp., “A1B”, Series 1997-CF2, 144A, 6.82%, 10/15/2030	1,604,597	1,608,472
GMAC Commercial Mortgage Securities, Inc., “A3”, Series 1997-C1, 6.869%, 7/15/2029	773,013	774,380
Greenwich Capital Commercial Funding Corp., “A4”, Series 2005-GG3, 4.799%, 8/10/2042	6,000,000	5,736,256
GS Mortgage Securities Corp. II:
“AAB”, Series 2006-GG8, 5.535%, 11/10/2039	5,300,000	5,306,091
“A4”, Series 2006-GG6, 5.553%, 4/10/2038	5,400,000	5,415,600
GSR Mortgage Loan Trust:
“4A5”, Series 2005-AR6, 4.552%**, 9/25/2035	3,110,000	3,041,235
“2A1”, Series 2006-5F, 6.0%, 6/25/2036	5,354,377	5,379,646
JPMorgan Alternative Loan Trust, “2A4”, Series 2006-S1, 5.5%, 2/25/2021	8,343,632	8,304,885
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A4”, Series 2005-LDP2, 4.738%, 7/15/2042	6,000,000	5,694,344
“A6”, Series 2004-CBX, 4.899%, 1/12/2037	3,000,000	2,885,192

“A3”, Series 2001-CIBC, 6.26%, 3/15/2033	6,383,300	6,540,631
LB-UBS Commercial Mortgage Trust, “A2”, Series 2006-C7, 5.3%, 11/15/2038	2,550,000	2,538,794
Master Alternative Loans Trust, “5A1”, Series 2005-1, 5.5%, 1/25/2020	4,109,631	4,073,773
Merrill Lynch/Countrywide Commercial Mortgage Trust, “A2”, Series 2006-4, 5.112%, 12/12/2049	2,342,000	2,308,219
NYC Mortgage Loan Trust, “A3”, Series 1996, 144A, 6.75%, 9/25/2019	1,182,264	1,193,022
Residential Asset Securitization Trust, “A8”, Series 2006-A9CB, 6.0%, 9/25/2036	5,215,810	5,224,266
Structured Adjustable Rate Mortgage Loan Trust:
“6A3”, Series 2005-21, 5.4%, 11/25/2035	2,725,000	2,670,303
“5A1”, Series 2005-18, 5.55%**, 9/25/2035	2,302,979	2,290,943
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	2,470,457	2,349,252
Wachovia Bank Commercial Mortgage Trust:
“APB”, Series 2006-C23, 5.446%, 1/15/2045	5,900,000	5,875,504
“A4”, Series 2006-C25, 5.777%**, 5/15/2043	4,800,000	4,898,441
Washington Mutual Mortgage Pass-Through Certificates:
“A6”, Series 2003-AR10, 4.061%**, 10/25/2033	5,235,000	5,129,860
“1A6”, Series 2005-AR12, 4.838%**, 10/25/2035	5,590,000	5,498,540
“1A3”, Series 2005-AR16, 5.113%**, 12/25/2035	3,005,000	2,975,459
Wells Fargo Mortgage Backed Securities Trust:
“4A2”, Series 2005-AR16, 4.992%**, 10/25/2035	4,510,000	4,437,013
“A3”, Series 2006-1, 5.0%, 3/25/2021	4,983,702	4,845,093
“1A1”, Series 2006-AR12, 6.046%**, 9/25/2036	7,687,773	7,747,144

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $200,957,655)		199,150,162
Collateralized Mortgage Obligations 2.1%
Fannie Mae Whole Loan, “1A1”, Series 2004-W15, 6.0%, 8/25/2044	1,820,149	1,819,188
Federal Home Loan Mortgage Corp.:
“DE”, Series 3027, 5.0%, 9/15/2025	7,500,000	7,036,484
“NE”, Series 2921, 5.0%, 9/15/2033	3,650,000	3,501,706
“PE”, Series 2864, 5.0%, 6/15/2033	3,650,000	3,513,191
“YA”, Series 2841, 5.5%, 7/15/2027	2,319,122	2,318,021
“DB”, Series 3152, 6.0%, 11/15/2030	21,000,000	21,288,229
Federal National Mortgage Association, “HM”, Series 2002-36, 6.5%, 12/25/2029	13,096	13,057

Total Collateralized Mortgage Obligations (Cost $39,784,213)		39,489,876
Loan Participation 0.0%
Financials
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.68%**, 6/4/2010 (Cost $235,417)	235,417	235,417
Government National Mortgage Association 0.0%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $503,659)	478,678	489,227
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	506,000	435,160
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	800,000	600,000

Total Other Investments (Cost $987,909)		1,035,160
	Principal Amount ($)(a)	Value ($)

US Treasury Obligations 3.8%
US Treasury Bills:
4.97%***, 4/19/2007 (c)	1,935,000	1,914,388

4.98%***, 4/19/2007 (c)	800,000	791,478
US Treasury Bond, 4.5%, 2/15/2036 (b)	2,082,000	1,946,021
US Treasury Notes:
4.25%, 10/31/2007 (b)	6,500,000	6,460,136
4.625%, 10/31/2011 (b)	3,200,000	3,172,624
4.625%, 12/31/2011 (b)	26,500,000	26,266,058
4.625%, 11/15/2016 (b)	9,230,000	9,087,221
4.75%, 12/31/2008 (b)	7,000,000	6,977,033
4.875%, 5/31/2008 (b)	14,000,000	13,974,842

Total US Treasury Obligations (Cost $71,017,877)		70,589,801
	Shares	Value ($)

Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 5.34% (d) (e) (Cost $89,430,600)	89,430,600	89,430,600
Cash Equivalents 3.6%
Cash Management QP Trust, 5.31% (f) (Cost $67,681,630)	67,681,630	67,681,630
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,686,994,702)	105.0	1,962,560,491
Other Assets and Liabilities, Net	(5.0)	(94,337,098)

Net Assets	100.0	1,868,223,393

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal	Acquisition
Securities	Coupon	Date	Amount ($)	Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	572,000	573,205	551,980
Grupo Iusacell SA de CV	10.0%	7/15/2004	50,000	41,500	48,750
Oxford Automotive, Inc.	12.0%	10/15/2010	824,374	73,080	12,366
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	85,083	450
				$ 772,868	$ 613,546

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $87,796,029 which is 4.7% of net assets.

(c)	At January 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At January 31, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Japanese Government Bond	3/9/2007	15	16,682,070	16,719,009	36,939
10 Year Federal Republic of Germany Bond	3/8/2007	81	12,544,075	12,137,532	(406,543)
10 Year US Treasury Note	3/21/2007	163	17,690,933	17,400,250	(290,683)
Russell 2000 Index	3/15/2007	16	6,286,147	6,435,200	149,053
S&P 500 Index	3/15/2007	38	13,723,037	13,708,500	(14,537)
Total net unrealized depreciation					(525,771)

At January 31, 2007, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Bond	3/15/2007	114	9,110,417	8,892,292	218,125
10 Year Canadian Government Bond	3/21/2007	32	3,116,679	3,073,827	42,851
2 Year Federal Republic of Germany Bond	3/8/2007	133	18,028,763	17,921,321	107,442
2 Year US Treasury Note	3/30/2007	86	17,603,379	17,509,062	94,317
United Kingdom Treasury Bond	3/28/2007	86	18,379,960	17,954,120	425,840
Total unrealized appreciation					888,575

At January 31, 2007, open credit default swap sold was as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)

10/2/2006 12/20/2011	2,220,000†	Fixed — 3.25%	DJ CDX High Yield	73,956
Counterparty:
†				JPMorgan Chase

As of January 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	US ($)
EUR	365,000	USD	487,958	2/12/2007	11,986
EUR	1,147,550	USD	1,523,297	2/12/2007	26,854
EUR	270,000	USD	356,218	2/12/2007	4,129
USD	1,462,402	CAD	1,726,000	3/20/2007	6,392
USD	3,043,440	EUR	2,343,000	3/20/2007	17,031
USD	1,871,275	NOK	11,868,000	3/20/2007	34,129
Total unrealized appreciation					100,521

As of January 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	US ($)
EUR	220,000	USD	280,789	2/5/2007	(6,010)
EUR	140,000	USD	178,836	2/9/2007	(3,705)
EUR	52,000	USD	66,890	2/12/2007	(920)
EUR	45,000	USD	58,359	2/12/2007	(322)
USD	2,413,404	AUD	3,098,000	3/20/2007	(10,719)
JPY	1,957,633,000	USD	16,265,625	3/20/2007	(63,024)
USD	9,620,721	GBP	4,889,000	3/20/2007	(16,289)
USD	8,221,800	SGD	12,587,000	3/20/2007	(5,421)
SEK	11,545,000	USD	1,652,662	3/20/2007	(13,203)
CHF	12,638,000	USD	10,167,337	3/20/2007	(38,178)
EUR	124,110	USD	161,363	5/11/2007	(1,085)
Total unrealized depreciation					(158,876)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007